UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21670

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund II

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.4%(1)

Security	Shares	Value
Aerospace & Defense — 2.0%
Raytheon Co.	79,298	$14,795,421

		$14,795,421

Air Freight & Logistics — 2.3%
FedEx Corp.	74,279	$16,755,857

		$16,755,857

Auto Components — 1.5%
Delphi Automotive PLC	113,234	$11,142,226

		$11,142,226

Banks — 2.1%
JPMorgan Chase & Co.	81,071	$7,743,091
KeyCorp	386,662	7,276,979

		$15,020,070

Beverages — 2.0%
Constellation Brands, Inc., Class A	45,345	$9,044,060
PepsiCo, Inc.	50,616	5,640,141

		$14,684,201

Biotechnology — 9.2%
Alexion Pharmaceuticals, Inc.(2)	35,506	$4,981,137
Biogen, Inc.(2)	19,344	6,056,993
Celgene Corp.(2)	190,431	27,768,649
Gilead Sciences, Inc.	172,859	14,005,036
Incyte Corp.(2)	39,423	4,602,241
Vertex Pharmaceuticals, Inc.(2)	62,107	9,442,748

		$66,856,804

Capital Markets — 3.0%
CBOE Holdings, Inc.	62,809	$6,760,133
Charles Schwab Corp. (The)	221,168	9,673,888
S&P Global, Inc.	32,209	5,034,589

		$21,468,610

Chemicals — 3.4%
Ecolab, Inc.	109,640	$14,100,800
Monsanto Co.	46,086	5,522,025
Olin Corp.	149,661	5,125,889

		$24,748,714

Security	Shares	Value
Communications Equipment — 1.6%
Palo Alto Networks, Inc.(2)	83,246	$11,995,749

		$11,995,749

Distributors — 1.9%
LKQ Corp.(2)	376,508	$13,550,523

		$13,550,523

Energy Equipment & Services — 1.1%
Halliburton Co.	172,562	$7,943,029

		$7,943,029

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	43,116	$7,083,527
US Foods Holding Corp.(2)	269,441	7,194,075

		$14,277,602

Food Products — 2.3%
Mondelez International, Inc., Class A	178,653	$7,264,031
Pinnacle Foods, Inc.	159,703	9,130,220

		$16,394,251

Health Care Equipment & Supplies — 1.4%
Align Technology, Inc.(2)	16,876	$3,143,493
Danaher Corp.	81,195	6,964,907

		$10,108,400

Health Care Providers & Services — 1.1%
Aetna, Inc.	50,084	$7,963,857

		$7,963,857

Hotels, Restaurants & Leisure — 0.9%
Starbucks Corp.	120,393	$6,466,308

		$6,466,308

Household Durables — 1.0%
Newell Brands, Inc.	175,650	$7,494,985

		$7,494,985

Industrial Conglomerates — 0.7%
3M Co.	25,606	$5,374,699

		$5,374,699

Internet & Direct Marketing Retail — 6.5%
Amazon.com, Inc.(2)	45,198	$43,451,097
Priceline Group, Inc. (The)(2)	2,122	3,885,000

		$47,336,097

Security	Shares	Value
Internet Software & Services — 16.4%
Alphabet, Inc., Class C(2)	62,331	$59,782,285
Facebook, Inc., Class A(2)	271,725	46,429,651
GoDaddy, Inc., Class A(2)	290,857	12,655,188

		$118,867,124

IT Services — 4.3%
Visa, Inc., Class A	294,628	$31,006,651

		$31,006,651

Leisure Products — 0.5%
Mattel, Inc.	224,324	$3,472,536

		$3,472,536

Machinery — 2.2%
Dover Corp.	172,996	$15,810,104

		$15,810,104

Media — 1.2%
Walt Disney Co. (The)	90,321	$8,902,941

		$8,902,941

Oil, Gas & Consumable Fuels — 0.4%
EOG Resources, Inc.	31,423	$3,039,861

		$3,039,861

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	38,448	$4,146,232
Unilever NV - NY Shares	64,619	3,815,106

		$7,961,338

Pharmaceuticals — 5.0%
Allergan PLC	60,893	$12,480,020
Eli Lilly & Co.	87,744	7,505,622
Johnson & Johnson	57,482	7,473,235
Zoetis, Inc.	144,265	9,198,336

		$36,657,213

Road & Rail — 4.1%
CSX Corp.	303,542	$16,470,189
J.B. Hunt Transport Services, Inc.	119,990	13,328,489

		$29,798,678

Semiconductors & Semiconductor Equipment — 2.3%
Broadcom, Ltd.	36,659	$8,891,274
Texas Instruments, Inc.	88,994	7,977,422

		$16,868,696

Security	Shares	Value
Software — 9.1%
Adobe Systems, Inc.(2)	94,092	$14,036,644
FireEye, Inc.(2)	477,584	8,009,084
Intuit, Inc.	57,084	8,113,920
Microsoft Corp.	220,860	16,451,861
salesforce.com, inc.(2)	212,645	19,865,296

		$66,476,805

Specialty Retail — 3.0%
Advance Auto Parts, Inc.	67,792	$6,724,967
Burlington Stores, Inc.(2)	48,837	4,661,980
Home Depot, Inc. (The)	62,027	10,145,136

		$21,532,083

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	138,568	$21,356,100

		$21,356,100

Textiles, Apparel & Luxury Goods — 1.9%
Lululemon Athletica, Inc.(2)	105,381	$6,559,967
NIKE, Inc., Class B	137,611	7,135,131

		$13,695,098

Total Common Stocks — 100.4% (identified cost $497,212,295)		$729,822,631

Total Covered Call Options Written — (0.5)% (premiums received $4,348,123)		$(3,794,132)

Other Assets, Less Liabilities — 0.1%		$603,304

Net Assets — 100.0%		$726,631,803

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

During the fiscal year to date ended September 30, 2017, the Fund held interests in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. Net income earned from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2017 was $43,141.

(1)	A portion of each applicable common stock for which a written call option is outstanding at September 30, 2017 has been pledged as collateral for such written option.

(2)	Non-income producing security.

Covered Call Options Written — (0.5)%

Exchange-Traded Options — (0.5)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
3M Co.	125	$2,623,750	$215	11/3/17	$(24,187)
Adobe Systems, Inc.	470	7,011,460	155	11/3/17	(64,155)
Advance Auto Parts, Inc.	335	3,323,200	105	10/20/17	(31,825)
Aetna, Inc.	250	3,975,250	168	10/13/17	(3,500)
Alexion Pharmaceuticals, Inc.	175	2,455,075	150	11/17/17	(59,500)
Align Technology, Inc.	80	1,490,160	200	11/17/17	(35,600)
Allergan PLC	300	6,148,500	215	11/3/17	(84,000)
Alphabet, Inc., Class C	310	29,732,410	965	10/20/17	(365,800)
Amazon.com, Inc.	225	21,630,375	1,020	10/6/17	(9,787)
Apple, Inc.	690	10,634,280	165	10/27/17	(36,915)
Biogen, Inc.	95	2,974,640	335	10/20/17	(11,162)
Broadcom, Ltd.	180	4,365,720	258	10/27/17	(29,700)
Burlington Stores, Inc.	240	2,291,040	95	10/20/17	(60,000)
CBOE Holdings, Inc.	310	3,336,530	110	11/17/17	(50,321)
Celgene Corp.	950	13,852,900	145	10/20/17	(296,875)
Charles Schwab Corp. (The)	1,105	4,833,270	44	10/27/17	(102,213)
Constellation Brands, Inc., Class A	265	5,285,425	210	10/20/17	(59,625)
Costco Wholesale Corp.	215	3,532,235	168	10/20/17	(36,227)
CSX Corp.	1,425	7,732,050	55	10/20/17	(175,988)
Danaher Corp.	405	3,474,090	90	10/20/17	(7,087)
Delphi Automotive PLC	565	5,559,600	105	11/17/17	(63,562)
Dover Corp.	860	7,859,540	95	12/15/17	(129,000)
Ecolab, Inc.	545	7,009,245	135	10/20/17	(5,450)
Eli Lilly & Co.	435	3,720,990	85	10/20/17	(66,338)
EOG Resources, Inc.	155	1,499,470	98	11/17/17	(43,245)
Estee Lauder Cos., Inc. (The), Class A	190	2,048,960	110	11/17/17	(52,250)
Facebook, Inc., Class A	1,355	23,152,885	180	11/17/17	(377,368)
FedEx Corp.	370	8,346,460	225	10/13/17	(112,110)
FireEye, Inc.	2,385	3,999,645	17	10/20/17	(94,208)
Gilead Sciences, Inc.	245	1,984,990	90	11/17/17	(16,047)
GoDaddy, Inc., Class A	1,450	6,308,950	46	10/20/17	(29,000)
Halliburton Co.	860	3,958,580	48	11/17/17	(77,294)
Home Depot, Inc. (The)	310	5,070,360	163	10/13/17	(68,975)
Incyte Corp.	300	3,502,200	135	10/20/17	(10,500)
Intuit, Inc.	285	4,050,990	145	10/20/17	(32,775)
J.B. Hunt Transport Services, Inc.	595	6,609,260	115	11/17/17	(96,688)
Johnson & Johnson	285	3,705,285	133	11/3/17	(28,642)
JPMorgan Chase & Co.	405	3,868,155	95	10/20/17	(61,560)
KeyCorp	1,930	3,632,260	20	11/3/17	(52,110)
LKQ Corp.	1,880	6,766,120	38	11/17/17	(88,393)
Lululemon Athletica, Inc.	525	3,268,125	65	10/20/17	(33,337)
Mattel, Inc.	1,120	1,733,760	17	10/20/17	(11,200)
Microsoft Corp.	1,100	8,193,900	75	10/20/17	(85,250)
Mondelez International, Inc., Class A	965	3,923,690	42	10/20/17	(18,335)
Newell Brands, Inc.	880	3,754,960	45	10/20/17	(11,000)
NIKE, Inc., Class B	685	3,551,725	55	11/17/17	(26,030)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Olin Corp.	745	2,551,625	37	11/17/17	(49,495)
Palo Alto Networks, Inc.	415	5,980,150	155	10/20/17	(24,485)
Priceline Group, Inc. (The)	10	1,830,820	1,890	10/20/17	(8,400)
Raytheon Co.	395	7,369,910	190	11/17/17	(108,033)
S&P Global, Inc.	160	2,500,960	155	10/20/17	(42,800)
salesforce.com, inc.	1,060	9,902,520	100	11/17/17	(81,090)
Starbucks Corp.	600	3,222,600	56	10/27/17	(15,000)
Texas Instruments, Inc.	440	3,944,160	88	10/20/17	(105,820)
Unilever NV - NY Shares	320	1,889,280	63	10/20/17	(2,400)
Vertex Pharmaceuticals, Inc.	310	4,713,240	165	10/20/17	(24,800)
Visa, Inc., Class A	1,470	15,470,280	107	10/6/17	(18,375)
Walt Disney Co. (The)	450	4,435,650	101	11/3/17	(44,100)
Zoetis, Inc.	720	4,590,720	65	10/27/17	(34,200)

Total					$(3,794,132)

At September 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At September 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $3,794,132.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$729,822,631 *	$—	$—	$729,822,631
Total Investments	$729,822,631	$—	$—	$729,822,631

Liability Description
Covered Call Options Written	$(3,794,132)	$—	$—	$(3,794,132)
Total	$(3,794,132)	$—	$—	$(3,794,132)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 27, 2017